Plant, Equipment, and Mine Development, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	$ 70,915		$ 68,415	$ 53,174
Less: accumulated depreciation and amortization	(19,342)		(17,208)	(11,770)
Total	51,573		51,207	41,404
Process equipment
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	15,144		14,770	6,759
Leach pads
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	11,190		11,190	11,190
Depreciation and amortization	$ 2,100	$ 0	$ 4,300
Buildings and leashold improvements
Plant, Equipment, and Mine Development, Net
Depreciation Life	10 years		10 years
Property and equipment, gross	$ 10,507		$ 10,507	10,507
Restart leach pads
Plant, Equipment, and Mine Development, Net
Depreciation Life	18 months		18 months
Property and equipment, gross	$ 6,241		$ 6,229
Mine equipment
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	4,847		4,716	3,905
Vehicles
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	$ 184		$ 136	41
Furniture and office equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life	7 years		7 years
Property and equipment, gross	$ 264		$ 129	22
Mine development
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	476		119
Construction in progress and other
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	22,062		20,619	20,750
Plant, equipment and mine development
Plant, Equipment, and Mine Development, Net
Depreciation and amortization	$ 2,100	$ 800	$ 5,400	$ 3,400
Minimum | Process equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life	5 years		5 years
Minimum | Mine equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life	5 years		5 years
Minimum | Vehicles
Plant, Equipment, and Mine Development, Net
Depreciation Life	3 years		3 years
Maximum | Process equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life	13 years		13 years
Maximum | Mine equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life	7 years		7 years
Maximum | Vehicles
Plant, Equipment, and Mine Development, Net
Depreciation Life	5 years		5 years